SIGNIFICANT ACCOUNTING POLICIES - Remaining Performance Obligations (Details) $ in Millions	12 Months Ended
Dec. 31, 2018 USD ($)
Transaction price allocated to the remaining performance obligations
Revenue, Remaining Performance Obligation, Optional Exemption, Performance Obligation [true false]	true
Revenue, Practical Expedient, Incremental Cost of Obtaining Contract [true false]	true
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2019-01-01
Transaction price allocated to the remaining performance obligations
Remaining Performance Obligation, Expected Timing of Satisfaction, Period	12 months
Expected percent of remaining performance obligations	68.00%
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2020-01-01
Transaction price allocated to the remaining performance obligations
Expected amount of remaining performance obligations	$ 5.8
Remaining Performance Obligation, Expected Timing of Satisfaction, Period	0 years
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2021-01-01
Transaction price allocated to the remaining performance obligations
Remaining Performance Obligation, Expected Timing of Satisfaction, Period	0 years
Expected percent of remaining performance obligations	32.00%